Assets held for sale	12 Months Ended
Dec. 31, 2025
Asset Held-For-Sale [Abstract]
Assets held for sale	Assets held for sale
At December 31, 2025, four LR2 vessels (STI Lavender, STI Goal, STI Gallantry, and STI Kingsway) were held for sale. The sales price for STI Lavender is $61.2 million, the sales prices for STI Goal and STI Gallantry are $52.3 million per vessel, and the sales price for STI Kingsway is $57.5 million. The aggregate net book value of the vessels was $153.6 million on the dates they were held for sale. STI Lavender, STI Goal, and STI Gallantry were unencumbered as of December 31, 2025. As of December 31, 2025, STI Kingsway was held as collateral on the 2023 $1.0 Billion Credit Facility, with no outstanding balance and $13.7 million available under the revolving portion of the facility. The sales of STI Lavender, STI Goal, STI Gallantry closed and the sale of STI Kingsway is expected to close during the first quarter of 2026.
During the year ended December 31, 2025, we entered into and completed the sales of five MR vessels (STI Maestro, STI Battery, STI Venere, STI Milwaukee, and STI Yorkville) and one LR2 vessel (STI Lobelia). The aggregate net book value of the vessels was $180.5 million on the dates they were held for sale. The aggregate net proceeds of these sales was $226.0 million, including accrued and unpaid selling costs as of December 31, 2025 of $1.9 million. We recorded an aggregate gain of $45.5 million during the year ended December 31, 2025 as a result of these sales.
In September 2025, we repaid the $5.1 million outstanding related to STI Maestro under the term portion of the 2023 $1.0 Billion Credit Facility and reduced the amount available under the revolving portion of the facility by $10.2 million. In October 2025, we repaid the $14.0 million outstanding related to STI Lobelia and STI Lavender under the term portion of the 2023 $1.0 Billion Credit Facility and reduced the amount available under the revolving portion of the facility by $30.7 million. In November 2025, we repaid the $29.2 million outstanding related to STI Battery, STI Venere, STI Milwaukee, and STI Yorkville under the 2023 $225.0 Million Revolving Credit Facility and further reduced the amount available under the revolver by $12.0 million. In December 2025, we exercised the purchase option and repaid the outstanding lease obligation of $23.4 million related to STI Gallantry under the 2021 Ocean Yield Lease Financing. In December 2025, we repaid the $0.3 million and $13.5 million related to STI Goal under the term and revolver portion, respectively, of the 2023 $1.0 Billion Credit Facility, in which the amount paid on the revolver may not be re-borrowed.
During the year ended December 31, 2024, we entered into agreements to sell 11 MR vessels (STI Tribeca, STI Larvotto, STI Le Rocher, STI Manhattan, STI Beryl, STI Onyx, STI Garnet, STI Ruby, STI Topaz, STI San Antonio, and STI Texas City) and one LR2 vessel (STI Lily). The aggregate net book value of the vessels was $307.3 million on the dates they were held for sale. The aggregate net proceeds of these sales was $479.8 million. Accrued and unpaid selling costs related to the sale of STI San Antonio as of December 31, 2024 were $0.2 million. We recorded an aggregate gain of $176.5 million during the year ended December 31, 2024 as a result of these sales.
Of these vessels, STI Tribeca and STI Manhattan were replaced by STI Galata and STI Notting Hill, respectively, as collateral on the 2023 $1.0 Billion Credit Facility. STI Larvotto, STI Le Rocher, STI Beryl, STI Onyx, STI Garnet, STI Ruby, and STI Topaz were unencumbered at the time of sale. STI San Antonio was replaced by STI Memphis as collateral on the 2023 $225.0 Million Revolving Credit Facility. The 2023 $117.4 Million Credit Facility was amended in October 2024, releasing STI Texas City as the residual collateral value of the remaining vessels under the facility provided for sufficient headroom under the leverage covenant of the agreement. In October 2024, we repaid the $22.9 million outstanding related to STI Lily under the 2023 $1.0 Billion Credit Facility. This debt repayment did not impact the undrawn amount of $288.2 million available under the revolving portion of this facility.
During the year ended December 31, 2023, we closed on the sales of two MRs, STI Ville and STI Amber, in July 2023 and November 2023, respectively, for aggregate net proceeds of $64.6 million. This amount includes $0.3 million of accrued and unpaid selling costs as of December 31, 2023. The aggregate net book value of the vessels was $52.6 million on the dates they were held for sale and we recorded an aggregate gain of $12.0 million during the year ended December 31, 2023 as a result of these sales. Additionally, we repaid the outstanding sale and leaseback obligation of $8.2 million with respect to STI Amber as a result of this sale.